Schedule of Investments (unaudited)	iShares® U.S. Home Construction ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 14.1%
American Woodmark Corp.(a)(b)	68,377	$4,458,180
AZEK Co. Inc. (The)(a)	460,107	21,275,348
Builders FirstSource Inc.(a)(b)	790,576	67,760,269
Fortune Brands Home & Security Inc.	560,212	59,886,663
JELD-WEN Holding Inc.(a)	378,144	9,967,876
Lennox International Inc.	138,932	45,063,984
Masco Corp.	1,007,410	70,740,330
Masonite International Corp.(a)(b)	98,141	11,575,731
Owens Corning	414,750	37,534,875
PGT Innovations Inc.(a)(b)	246,086	5,534,474
Quanex Building Products Corp.	138,346	3,428,214
Simpson Manufacturing Co. Inc.	179,278	24,932,191
Trex Co. Inc.(a)(b)	475,097	64,152,348
UFP Industries Inc.	255,414	23,500,642
		449,811,125
Construction Materials — 0.9%
Eagle Materials Inc.(b)	167,879	27,945,138

Forest Products — 0.9%
Louisiana-Pacific Corp.	363,248	28,460,481

Home Furnishings — 2.1%
Ethan Allen Interiors Inc.	90,693	2,384,319
Leggett & Platt Inc.	550,452	22,656,604
Mohawk Industries Inc.(a)	226,433	41,251,564
		66,292,487
Home Improvement Retail — 10.8%
Floor & Decor Holdings Inc., Class A(a)	435,778	56,655,498
Home Depot Inc. (The)	346,045	143,612,136
Lowe's Companies Inc.	554,340	143,285,803
Lumber Liquidators Holdings Inc.(a)(b)	120,044	2,049,151
		345,602,588
Homebuilding — 64.8%
Beazer Homes USA Inc.(a)	384,364	8,924,932
Cavco Industries Inc.(a)	111,512	35,421,787
Century Communities Inc.	388,194	31,750,387
DR Horton Inc.	4,258,958	461,883,995
Green Brick Partners Inc.(a)	630,084	19,110,448
Installed Building Products Inc.	306,643	42,844,160
KB Home	1,120,087	50,101,491
Lennar Corp., Class A	3,552,273	412,632,032
Lennar Corp., Class B	201,542	19,271,446
LGI Homes Inc.(a)(b)	279,116	43,117,840

Security	Shares	Value

Homebuilding (continued)
M/I Homes Inc.(a)	380,243	$23,643,510
MDC Holdings Inc.	738,811	41,247,818
Meritage Homes Corp.(a)	487,534	59,508,400
NVR Inc.(a)	42,780	252,781,458
PulteGroup Inc.	3,308,554	189,116,947
Skyline Champion Corp.(a)	690,203	54,512,233
Taylor Morrison Home Corp.(a)(b)	1,605,861	56,140,900
Toll Brothers Inc.	1,495,059	108,227,321
TopBuild Corp.(a)(b)	430,204	118,697,586
TRI Pointe Homes Inc.(a)	1,452,302	40,504,703
		2,069,439,394
Specialty Chemicals — 4.6%
Sherwin-Williams Co. (The)	415,732	146,404,181

Trading Companies & Distributors — 1.7%
Beacon Roofing Supply Inc.(a)(b)	228,338	13,095,184
Watsco Inc.	136,293	42,643,354
		55,738,538

Total Common Stocks — 99.9%
(Cost: $2,875,095,831)		3,189,693,932

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	47,869,143	47,883,503
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	3,400,000	3,400,000
		51,283,503

Total Short -Term Investments — 1.6%
(Cost: $51,281,416)		51,283,503

Total Investments in Securities — 101.5%
(Cost: $2,926,377,247)		3,240,977,435

Other Assets, Less Liabilities — (1.5)%		(47,871,571)

Net Assets — 100.0%		$3,193,105,864

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Home Construction ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$31,310,054	$16,591,233	(a)	$—	$(13,072)	$(4,712)	$47,883,503	47,869,143	$61,267	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,583,000	1,817,000	(a)	—	—	—	3,400,000	3,400,000	136		—
					$(13,072)	$(4,712)	$51,283,503		$61,403		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index	12	03/18/22	$3,405	$87,004

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Home Construction ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,189,693,932	$—	$—	$3,189,693,932
Money Market Funds	51,283,503	—	—	51,283,503
	$3,240,977,435	$—	$—	$3,240,977,435
Derivative financial instruments(a)
Assets
Futures Contracts	$87,004	$—	$—	$87,004

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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